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                                  STI CLASSIC FUNDS
                       EQUITY FUNDS - INVESTOR AND FLEX SHARES

     SUPPLEMENT DATED TO THE EQUITY FUNDS - INVESTOR AND FLEX SHARES PROSPECTUS
                       DATED OCTOBER 1, 1998 (THE "PROSPECTUS").

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

On page 7 of the prospectus relating to the International Equity Fund, the one year performance of the MSCI EAFE Index is 1.78%.

The Flex Shares class of the Small Cap Equity Fund is closed to all new investors.



                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.